Related Party Transactions - Majority shareholders (Details) - Majority shareholders	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
AgCentral Energy Pty Ltd
Disclosure of transactions between related parties [line items]
Ownership interest by majority shareholders	71.00%	100.00%	0.00%
AgCentral Pty Ltd
Disclosure of transactions between related parties [line items]
Ownership interest by majority shareholders	0.00%	0.00%	100.00%
Nabors Industries Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest by majority shareholders	32.00%	0.00%	0.00%